Prepaid Expenses - Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as impairment losses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Amortization and impairment losses recognized	₩ 2,596,632	₩ 2,493,346	₩ 2,505,724